Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Effective Tax Rates [Line Items]
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(4.00%)	(1.00%)	10.00%
Effect of future tax rate change	(1.00%)	(1.00%)	(1.00%)
Change of prior year deferred tax assets	(1.00%)	(1.00%)	0.00%
Change of valuation allowance	(13.00%)	(2.00%)	(16.00%)
(Income) not subject to tax and non-deductible expenses, net	0.00%	(1.00%)	2.00%
Effect of expired net operating loss	(6.00%)	(19.00%)	(20.00%)
Effective EIT rate	0.00%	0.00%	0.00%